Note 7 - Leases - Lease Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Rental expense	$ 643	$ 775
Depreciation expense	497	506
Interest expense	40	43
Total finance lease cost	$ 537	$ 549